Share-based compensation - Summary of Options Outstanding and Exercisable by Range of Exercise Price (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares	Oct. 31, 2021 shares $ / shares
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	7,767	7,509	7,055
Options outstanding, weighted average exercise price | $ / shares	$ 106.01	$ 100.07	$ 92.27
Options outstanding, weighted average remaining contractual life (in years)	5 years 8 months 19 days
Options exercisable, number | shares	3,830	3,502
Options exercisable, weighted average exercise price | $ / shares	$ 91.84	$ 87.15
$64.73 – $79.65 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	936
Options outstanding, weighted average exercise price | $ / shares	$ 74.96
Options outstanding, weighted average remaining contractual life (in years)	1 year 6 months 29 days
Options exercisable, number | shares	936
Options exercisable, weighted average exercise price | $ / shares	$ 74.96
$90.23 – $96.55 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,779
Options outstanding, weighted average exercise price | $ / shares	$ 93.48
Options outstanding, weighted average remaining contractual life (in years)	3 years 9 months 25 days
Options exercisable, number | shares	1,779
Options exercisable, weighted average exercise price | $ / shares	$ 93.48
$102.33 – $104.70 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,633
Options outstanding, weighted average exercise price | $ / shares	$ 103.81
Options outstanding, weighted average remaining contractual life (in years)	5 years 2 months 19 days
Options exercisable, number | shares	1,115
Options exercisable, weighted average exercise price | $ / shares	$ 103.39
$106.00 – $106.00 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	1,202
Options outstanding, weighted average exercise price | $ / shares	$ 106
Options outstanding, weighted average remaining contractual life (in years)	7 years 1 month 13 days
$129.99 – $131.64 [Member]
Disclosure of Range of Exercise Prices of Outstanding Share Options [Line Items]
Options outstanding, number | shares	2,217
Options outstanding, weighted average exercise price | $ / shares	$ 130.78
Options outstanding, weighted average remaining contractual life (in years)	8 years 7 months 6 days